Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net Loss	$ (115,158)	$ (118,741)	$ (25,968)
Adjustments to Reconcile Net Loss to Net Cash Provided by (Used in) Operating Activities:
Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes	514	372	(59)
Depreciation and Amortization	12,348	13,220	7,649
Gain on Sales of Borrower Loans	(14,138)	(9,634)	(14,561)
Change in Fair Value of Servicing Rights	12,074	11,053	4,860
Stock-Based Compensation Expense	12,238	19,787	13,011
Restructuring Liability	1,343	6,052	0
Fair Value of Warrants Vested	61,605	0	0
Change in Fair Value of Warrants	29,140	7	0
Change in Fair Value of Contingent Consideration	0	199	1,001
Other, Net	377	1,527	216
Impairment Losses on Assets Held for Sale	6,399	0	0
Warrants Issued for Contract Termination	0	21,711	0
Changes in Operating Assets and Liabilities:
Purchase of Loans Held for Sale at Fair Value	(2,619,130)	(1,979,952)	(3,517,467)
Proceeds from Sales and Principal Payments of Loans Held for Sale at Fair Value	2,619,709	1,979,352	3,525,759
Accounts Receivable	74	1,677	865
Prepaid and Other Assets	(3,208)	1,825	(1,360)
Accounts Payable and Accrued Liabilities	(2,268)	379	6,493
Payable to Investors	(10,212)	6,137	72,013
Other Liabilities	(2,496)	(12,179)	1,888
Net cash provided by (Used in) Operating Activities	(10,789)	(57,208)	74,340
Cash Flows from Investing Activities:
Purchase of Borrower Loans Held at Fair Value	(194,887)	(217,582)	(197,436)
Principal Payments of Borrower Loans Held at Fair Value	192,054	173,710	151,893
Purchases of Property and Equipment	(4,174)	(10,760)	(15,977)
Maturities of Short Term Investments	1,280	1,279	1,274
Purchases of Short Term Investments	(1,262)	(1,277)	(1,277)
Purchases of Available for Sale Investments, at Fair Value	(68,297)	(11,725)	(77,538)
Proceeds from Sale of Available for Sale Securities	31,232	12,445	4,022
Maturities of Available for Sale Securities	16,600	39,593	0
Acquisition of Businesses, Net of Cash Acquired	0	0	(38,147)
Net Cash Used in Investing Activities	(27,454)	(14,317)	(173,186)
Cash Flows from Financing Activities:
Proceeds from Issuance of Notes Held at Fair Value	194,391	217,767	197,228
Payments of Notes Held at Fair Value	(191,828)	(173,958)	(151,838)
Repayment of Borrowings	0	0	(5,047)
Proceeds from Issuance of Convertible Preferred Stock, Net	47,855	0	164,793
Proceeds from Exercise of Warrants and Stock Options including Early Exercise, and Issuance of Restricted Stock	123	541	5,004
Repurchase of Common Stock and Restricted Stock	(64)	(80)	(23,246)
Taxes Paid for Awards Vested Under Equity Incentive Plans	(15)	(219)	(2,387)
Contingent Consideration Paid	0	(3,800)	0
Net Cash Provided by Financing Activities	50,462	40,251	184,507
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	12,219	(31,274)	85,661
Cash, Cash Equivalents and Restricted Cash at Beginning of the Year	186,244	217,518	131,857
Cash, Cash Equivalents and Restricted Cash at End of the Year	198,463	186,244	217,518
Supplemental Disclosure of Cash Flow Information:
Cash Paid for Interest	43,776	40,369	38,168
Non-Cash Investing Activity- Accrual for Property and Equipment, Net	171	382	1,483
Non-Cash Investing Activity- Amount Payable for the Acquisition of Business	0	0	4,488
Prosper Funding LLC
Cash Flows from Operating Activities:
Net Loss	4,841	(27,184)	25,335
Adjustments to Reconcile Net Loss to Net Cash Provided by (Used in) Operating Activities:
Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes	514	372	(59)
Other Non-Cash Changes in Borrower Loans, Loans Held for Sale and Notes	86	176	(57)
Depreciation and Amortization	5,853	4,083	3,161
Loss on Contract Termination	0	30,704	0
Gain on Sales of Borrower Loans	(14,138)	(9,634)	(14,561)
Change in Fair Value of Servicing Rights	11,862	10,620	4,176
Other, Net	0	(128)	0
Changes in Operating Assets and Liabilities:
Purchase of Loans Held for Sale at Fair Value	(2,619,130)	(1,979,952)	(3,517,467)
Proceeds from Sales and Principal Payments of Loans Held for Sale at Fair Value	2,619,709	1,979,352	3,525,759
Other Assets	61	(64)	(118)
Accounts Payable and Accrued Liabilities	(1,478)	101	1,510
Payable to Investors	(9,513)	5,964	71,852
Net Related Party Receivable/Payable	2,371	(1,260)	2,880
Other Liabilities	2,247	954	539
Net cash provided by (Used in) Operating Activities	3,285	14,104	102,950
Cash Flows from Investing Activities:
Purchase of Borrower Loans Held at Fair Value	(194,887)	(217,582)	(197,436)
Principal Payments of Borrower Loans Held at Fair Value	192,054	173,710	151,893
Purchases of Property and Equipment	(5,092)	(5,589)	(9,211)
Maturities of Short Term Investments	1,280	1,277	1,274
Purchases of Short Term Investments	0	(1,280)	(1,277)
Net Cash Used in Investing Activities	(6,645)	(49,464)	(54,757)
Cash Flows from Financing Activities:
Proceeds from Issuance of Notes Held at Fair Value	194,391	217,767	197,228
Payments of Notes Held at Fair Value	(191,828)	(173,958)	(151,838)
Cash Distributions to Parent	(5,800)	(8,500)	(35,500)
Loan Advances to Parent	0	0	(10,000)
Loan Repayments from Parent	0	0	10,000
Net Cash Provided by Financing Activities	(3,237)	35,309	9,890
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(6,597)	(51)	58,083
Cash, Cash Equivalents and Restricted Cash at Beginning of the Year	154,912	154,963	96,880
Cash, Cash Equivalents and Restricted Cash at End of the Year	148,315	154,912	154,963
Supplemental Disclosure of Cash Flow Information:
Cash Paid for Interest	43,776	40,597	38,168
Non-Cash Investing Activity- Accrual for Property and Equipment, Net	225	1,606	1,436
Non-Cash Operating Activity - Servicing Rights Fair Value Adjustment	0	0	428
Non-Cash Financing Activity, Distribution to Parent	0	0	249
Non-Cash Financing Activity, Contribution by Parent	$ 0	$ 30,704	$ 0